S000076781 [Member] Investment Objectives and Goals - iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INVESTMENT GRADE CORPORATE BOND BUYWRITE STRATEGY ETFTicker: LQDWStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month call options to generate income.